Financial instruments - Summary of variable interest rate balances (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	$ 834	$ 2,956
Short term deposits	4,600	3,000
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	834	2,956
Short term deposits	4,600	3,000
Net exposure to cash flow interest rate risk	$ 5,434	$ 5,956
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Cash at bank and in hand [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.03%	0.04%
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Short term deposits [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	1.88%	2.35%